Property And Equipment	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Property And Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Fixed assets as of December 31, 2011 and December 31, 2010 were as follows:

PROPERTY AND EQUIPMENT

	Estimated Useful Lives (Years)	For the year ened December 31, 2011	For the year ened December 31, 2010
Computer Equipment	3-5	72,124	7,700
Furniture and fixtures	3-5	8,453	-
		80,577	7,700

Less: accumulated depreciation		(16,580)	(1,283)
Fixed assets, net		63,997	6,417

There was $15,297 and $1,283 charged to operations for depreciation expense for the year ended December 31, 2011 and 2010, respectively.